Financial Instruments (Details 6) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	$ 0	$ 33,895
Current assets	664,645	423,704
Performance-based contingent consideration (“Earn Out”), see Note 8A	22,941	52,972
Debentures	(26,233)	(15,832)
Lease liability	(8,113)	(5,850)
Current liabilities	(583,292)	$ (385,349)
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	(4,271)
Performance-based contingent consideration (“Earn Out”), see Note 8A	(43,944)
Liability in respect of put option	(25,372)
Loans from non-controlling interests	(112,079)
Debentures	(464,250)
Credit and loans from banking corporations and other financial institutions	(2,510,181)
Lease Back Liability	(77,954)
Lease liability	(102,098)
Current liabilities	(3,340,149)
Liquidity risk [member] | 2024
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	(417)
Performance-based contingent consideration (“Earn Out”), see Note 8A	(27,564)
Liability in respect of put option	0
Loans from non-controlling interests	(4,492)
Debentures	(36,510)
Credit and loans from banking corporations and other financial institutions	(366,969)
Lease Back Liability	(3,520)
Lease liability	(7,584)
Current liabilities	(447,056)
Liquidity risk [member] | 2025
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	(398)
Performance-based contingent consideration (“Earn Out”), see Note 8A	(4,143)
Liability in respect of put option	0
Loans from non-controlling interests	(12,482)
Debentures	(54,135)
Credit and loans from banking corporations and other financial institutions	(173,269)
Lease Back Liability	(3,547)
Lease liability	(7,147)
Current liabilities	(255,121)
Liquidity risk [member] | 2026
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	(342)
Performance-based contingent consideration (“Earn Out”), see Note 8A	(12,237)
Liability in respect of put option	0
Loans from non-controlling interests	(13,074)
Debentures	(161,232)
Credit and loans from banking corporations and other financial institutions	(166,445)
Lease Back Liability	(3,555)
Lease liability	(7,018)
Current liabilities	(363,903)
Liquidity risk [member] | 2027
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	(342)
Performance-based contingent consideration (“Earn Out”), see Note 8A	0
Liability in respect of put option	0
Loans from non-controlling interests	(11,709)
Debentures	(55,563)
Credit and loans from banking corporations and other financial institutions	(209,582)
Lease Back Liability	(3,610)
Lease liability	(6,969)
Current liabilities	(287,775)
Liquidity risk [member] | 2028
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	(342)
Performance-based contingent consideration (“Earn Out”), see Note 8A	0
Liability in respect of put option	0
Loans from non-controlling interests	(12,460)
Debentures	(102,804)
Credit and loans from banking corporations and other financial institutions	(214,636)
Lease Back Liability	(3,570)
Lease liability	(6,868)
Current liabilities	(340,680)
Liquidity risk [member] | After 2028
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	(2,430)
Performance-based contingent consideration (“Earn Out”), see Note 8A	0
Liability in respect of put option	(25,372)
Loans from non-controlling interests	(57,862)
Debentures	(54,006)
Credit and loans from banking corporations and other financial institutions	(1,379,280)
Lease Back Liability	(60,152)
Lease liability	(66,512)
Current liabilities	$ (1,645,614)